Bank loans	12 Months Ended
Dec. 31, 2023
Bank loans
Bank loans

13.  Bank loans

The movement is presented below:

	2023	2022	2021
	US$(000)	US$(000)	US$(000)

Beginning balance	—	50,000	65,793

New loans	49,000	—	50,000
Payments	(49,000)	(50,000)	(65,793)

Final balance	—	—	50,000

See related accounting policies in Note 2.4(b)(ii).